FEDERATED WORLD INVESTMENT SERIES, INC.

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 1, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED WORLD INVESTMENT SERIES, INC. (“Corporation”)

Federated Emerging Market Debt Fund

Class A Shares

Class B Shares

Class C Shares

Institutional Shares

Federated International Leaders Fund

Class A Shares

Class B Shares

Class C Shares

Class R Shares

Institutional Shares

Class R6 Shares

Federated International Small-Mid Company Fund

Class A Shares

Class B Shares

Class C Shares

Institutional Shares

1933 Act File No. 33-52149

1940 Act File No. 811-7141

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Corporation hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2016, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Corporation. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 64 on January 29, 2016

If you have any questions regarding this certification, please contact me at (412) 288-8419.

Very truly yours,

/s/ Edward C. Bartley

Edward C. Bartley

Assistant Secretary